OTHER PAYABLES - Disclosure of detailed information of other current payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Accrued expenses	$ 1,848	$ 6,146
Employees and payroll accruals	1,066	8,267
Government authorities	1,617	4,002
Related parties	693	875
Advances from customers	31	137
Other payables - restructuring	116	0
Other payables	642	716
Total other payables	$ 6,013	$ 20,143